                               SENTINEL ADVANTAGE

                           Variable Annuity Contract
                                   issued by
                        National Life Insurance Company

 MASSACHUSETTS SUPPLEMENT DATED MARCH 1, 1999 TO PROSPECTUS DATED MAY 1, 1998

           [Becomes part of the Sentinel Advantage Product Prospectus]

                             * * * * * * * * * * * *

For Contracts purchased in the Commonwealth of Massachusetts, the Maturity Date must be at least 10 years after the Date of Issue, rather than 2 years as stated in the Prospectus, and National Life Insurance Company will not be permitted to make any exceptions to this restriction.

In addition, for Contracts purchased in the Commonwealth of Massachusetts, National Life Insurance Company will not be permitted to accept subsequent Premium Payments on or after the third Contract Anniversary.

In addition, for Contracts purchased in the Commonwealth of Massachusetts, Contingent Deferred Sales Charges will be waived if the Owner has been confined to an Eligible Nursing Home or has received home health services, or has any combination of such confinement or such services, for at least the 90 continuous days ending on the date of a withdrawal request. Confinement must have begun while this contract was in force, and the confinement must be expected to be permanent or the receipt of home health services must be expected to continue until death.

                             * * * * * * * * * * * *

DISTRIBUTION OF THE CONTRACTS

The maximum commission payable for selling the Contracts will generally be 6.5%; however, during a promotional period which will run from March 1, 1999, to April 30, 1999, the maximum commission payable will be 7%. The maximum commission of 7% will apply to all premium payments received at National Life's Home Office during the promotional period.

                             * * * * * * * * * * * *

NATIONAL LIFE INSURANCE COMPANY

         On January 1, 1999, National Life Insurance Company ("National Life") converted from a mutual life insurance company to a stock life insurance company, all of the outstanding stock of which is indirectly owned by a newly formed mutual insurance holding company, National Life Holding Company. All policyholders of National Life, including Owners of the Contracts, have become voting members of National Life Holding Company. The contractual rights of Owners of the Contracts have not changed.

         Availability of New Fund Options.

          On July 31, 1998, nine Subaccounts in the nine Funds of American Century Variable Portfolios, Inc., Goldman Sachs Variable Insurance Trust, J. P. Morgan Series Trust II, and Neuberger & Berman Advisers Management Trust, described on pages 14-15 of the Prospectus, became available for allocation of Contract Value under the Contracts.

         Advertising

         The total return tables on pages 37-39 of the Prospectus are amended and supplemented as follows:

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is not elected and the Contingent Deferred Sales Charge is not deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         9.8%       11.0%       N/A           17.5%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       24.0%      17.6%       N/A           17.7%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   24.3%      N/A         N/A           21.4%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           7.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             26.3%      18.4%       15.1%         13.0%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    21.7%      16.3%       15.5%         13.9%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               16.0%      12.3%       11.2%         10.8%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  10.0%      12.5%       8.0%          6.6%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              30.9%      18.2%       N/A           18.1%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             22.4%      N/A         N/A           26.4%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     3.9%       N/A         N/A           8.6%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   20.8%      N/A         N/A           23.8%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        22.6%      15.3%       14.0%         12.8%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               29.7%      N/A         N/A           22.0%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             19.5%      10.2%       N/A           12.8%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       19.5%      11.3%       9.4%          8.5%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          7.9%       5.3%        6.3%          7.2%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 8.1%       12.0%       N/A           7.6%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  3.8%       3.0%        4.0%          4.5%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             29.4%      N/A         N/A           22.4%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                23.7%      17.6%       N/A           18.3%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       27.9%      N/A         N/A           27.9%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      0.9%       4.0%        N/A           4.6%          9/1/89
--------------------------------------------------------------------------------------------------------------

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is not elected and the Contingent Deferred Sales Charge is deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         2.8%       10.6%       N/A           17.5%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       17.0%      17.3%       N/A           17.7%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   17.3%      N/A         N/A           18.2%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           0.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             19.3%      18.1%       15.1%         13.0%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    14.7%      16.0%       15.5%         13.9%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               9.0%       11.9%       11.2%         10.8%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  3.0%       12.1%       8.0%          6.6%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              23.9%      17.9%       N/A           18.0%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             15.4%      N/A         N/A           25.3%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     (3.1%)     N/A         N/A           7.5%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   13.8%      N/A         N/A           22.9%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        15.6%      14.9%       14.0%         12.8%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               22.7%      N/A         N/A           19.1%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             12.5%      9.8%        N/A           12.8%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       12.5%      10.9%       9.4%          8.5%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          0.9%       4.8%        6.3%          7.2%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 1.1%       11.6%       N/A           7.5%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  (3.2%)     2.4%        4.0%          4.5%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             22.4%      N/A         N/A           21.8%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                16.7%      17.3%       N/A           18.2%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       20.9%      N/A         N/A           20.9%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      (6.1%)     3.5%        N/A           4.6%          9/1/89
--------------------------------------------------------------------------------------------------------------

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is elected and the Contingent Deferred Sales Charge is not deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         9.6%       10.8%       N/A           17.3%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       23.7%      17.4%       N/A           17.5%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   24.0%      N/A         N/A           21.2%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           7.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             26.0%      18.2%       14.8%         12.8%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    21.5%      16.1%       15.3%         13.7%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               15.7%      12.1%       11.0%         10.6%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  9.7%       12.2%       7.8%          6.4%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              30.7%      18.0%       N/A           17.9%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             22.1%      N/A         N/A           26.1%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     3.7%       N/A         N/A           8.4%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   20.5%      N/A         N/A           23.5%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        22.3%      15.1%       13.8%         12.5%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               29.5%      N/A         N/A           21.8%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             19.2%      10.0%       N/A           12.6%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       19.3%      11.0%       9.2%          8.3%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          7.7%       5.1%        6.1%          7.0%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 7.9%       11.8%       N/A           7.4%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  3.5%       2.8%        3.8%          4.3%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             29.1%      N/A         N/A           22.2%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                23.4%      17.4%       N/A           18.1%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       27.7%      N/A         N/A           27.7%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      0.7%       3.8%        N/A           4.4%          9/1/89
--------------------------------------------------------------------------------------------------------------

ADJUSTED AVERAGE ANNUAL TOTAL RETURN
(assuming Enhanced Death Benefit Rider is elected and the Contingent Deferred Sales Charge is deducted)


                                             1 Year to  5 Years to  10 Years to   Life of Fund  Date Fund
                                             12/31/97   12/31/97    12/31/97      to 12/31/97   Effective
--------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization         2.6%       10.4%       N/A           17.3%         9/21/88
--------------------------------------------------------------------------------------------------------------
 Alger American Growth                       16.7%      17.0%       N/A           17.5%         1/9/89
--------------------------------------------------------------------------------------------------------------
 American Century VP Value                   17.0%      N/A         N/A           18.0%         5/1/96
--------------------------------------------------------------------------------------------------------------
 American Century VP Income & Growth         N/A        N/A         N/A           0.4%          10/30/97
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Equity Income             19.0%      17.9%       14.8%         12.8%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Growth                    14.5%      15.8%       15.3%         13.7%         10/9/86
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-High Income               8.7%       11.7%       11.0%         10.6%         9/19/85
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund-Overseas                  2.7%       11.9%       7.8%          6.4%          1/28/87
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Index 500              23.7%      17.6%       N/A           17.7%         8/27/92
--------------------------------------------------------------------------------------------------------------
 Fidelity VIP Fund II-Contrafund             15.1%      N/A         N/A           25.1%         1/3/95
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT International Equity      N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Global Income             N/A        N/A         N/A           N/A           1/12/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT CORE Small Cap Equity     N/A        N/A         N/A           N/A           2/13/98
--------------------------------------------------------------------------------------------------------------
 Goldman Sachs VIT Mid Cap Equity            N/A        N/A         N/A           N/A           5/1/98
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities     (3.3%)     N/A         N/A           7.3%          12/31/94
--------------------------------------------------------------------------------------------------------------
 J.P. Morgan Small Company                   13.5%      N/A         N/A           22.7%         12/31/94
--------------------------------------------------------------------------------------------------------------
 Market Street Growth                        15.3%      14.7%       13.8%         12.5%         2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street Sentinel Growth               22.5%      N/A         N/A           18.9%         3/18/96
--------------------------------------------------------------------------------------------------------------
 Market Street Aggressive Growth             12.2%      9.6%        N/A           12.6%         5/1/89
--------------------------------------------------------------------------------------------------------------
 Market Street Managed                       12.3%      10.7%       9.2%          8.3%          12/12/85
--------------------------------------------------------------------------------------------------------------
 Market Street Bond                          0.7%       4.6%        6.1%          7.0%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Market Street International                 0.9%       11.4%       N/A           7.3%          11/1/91
--------------------------------------------------------------------------------------------------------------
 Market Street Money Market                  (3.5%)     2.2%        3.8%          4.3%          2/24/84
--------------------------------------------------------------------------------------------------------------
 Neuberger & Berman AMT Partners             22.1%      N/A         N/A           21.5%         3/22/94
--------------------------------------------------------------------------------------------------------------
 Strong Special Fund II, Inc.                16.4%      17.1%       N/A           18.0%         5/8/92
--------------------------------------------------------------------------------------------------------------
 Strong Growth Fund II                       20.7%      N/A         N/A           20.7%         1/1/97
--------------------------------------------------------------------------------------------------------------
 Van Eck Worldwide Bond                      (6.3%)     3.3%        N/A           4.4%          9/1/89
--------------------------------------------------------------------------------------------------------------


GOLDMAN SACHS VARIABLE INSURANCE TRUST

                 The second sentence of the first paragraph under "Goldman Sachs Variable Insurance Trust" on page 14 of the prospectus is amended to read as follows: Goldman Sachs Variable Insurance Trust is a "series" type mutual fund registered with the SEC as an open-end management investment company issuing a number of series or classes, each of which represents an interest in a Fund of Goldman Sachs Variable Insurance Trust. Each Fund, except the Global Income Fund, is a diversified investment company. In addition, the investment objective of the Midcap Equity Fund of the Trust is amended to read as follows:
Seeks long-term capital appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion).

         It should also be noted that the expense ratios presented on page 6 of the Prospectus for the four series of the Goldman Sachs Variable Insurance Trust are estimates, since the Trust began operations on January 1, 1998. In the absence of expense reimbursement programs, pursuant to which Goldman Sachs Asset Management and Goldman Sachs Asset Management International have respectively agreed to reduce or limit certain Fund expenses (excluding management fees, taxes, interest and brokerage fees, and litigation, indemnification and extraordinary expenses), it is estimated that the "Other Expenses" and "Total Other Expenses" for the International Equity Fund, the Global Income Fund, the CORE Small Cap Equity Fund and the Mid Cap Equity Fund would have been 1.22% and 2.22%, 1.72% and 2.62%, 1.03% and 1.78%, and .53% and
1.33%, respectively.